Financial instruments and risk management (Tables)	12 Months Ended
Dec. 31, 2025
Financial instruments and risk management
Schedule of balances held in foreign currencies, presented in US dollars

	As at December 31, 2025
	US	Australian	Euro	Canadian	Total
	$	$	€	$	$
Cash and cash equivalents	5,105	498	—	4,201	9,804
Short-term investments	14,550	—	—	3,356	17,906
Accounts payable and accrued liabilities	(1,759)	(4)	(921)	(1,421)	(4,105)
Total	17,896	494	(921)	6,136	23,605

	As at December 31, 2024
	US	Australian	Euro	Canadian	Total
	$	$	€	$	$
Cash and cash equivalents	24,848	339	—	14,886	40,073
Short-term investments	5,000	—	—	3,475	8,475
Accounts payable and accrued liabilities	(2,491)	(329)	(242)	(521)	(3,583)
Total	27,357	10	(242)	17,840	44,965